Document and Entity Information	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity File Number	001-34180
Entity Registrant Name	Standard BioTools Inc.
Entity Central Index Key	0001162194
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0513190
Entity Address, Address Line One	50 Milk Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	650
Local Phone Number	266-6000
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	LAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false